Document and Entity Information	6 Months Ended
Mar. 31, 2025
Document and Entity Information
Document Type	6-K
Document Period End Date	Mar. 31, 2025
Entity Registrant Name	BGM Group Ltd.
Entity Central Index Key	0001779578
Current Fiscal Year End Date	--09-30
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Amendment Flag	false